UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2018

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	September 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 2.6%
AT&T Inc.	211,616	$7,106,065
Verizon Communications Inc.	87,995	4,698,053

Total Diversified Telecommunication Services		11,804,118

Entertainment - 0.6%
Walt Disney Co.	23,620	2,762,123

Interactive Media & Services - 1.8%
Alphabet Inc., Class C Shares	6,746	8,051,149	*

Media - 2.2%
Comcast Corp., Class A Shares	274,610	9,723,940

TOTAL COMMUNICATION SERVICES		32,341,330

CONSUMER DISCRETIONARY - 5.5%
Automobiles - 1.2%
General Motors Co.	165,190	5,561,947

Hotels, Restaurants & Leisure - 1.4%
McDonald’s Corp.	36,770	6,151,253

Specialty Retail - 2.9%
Home Depot Inc.	63,470	13,147,811

TOTAL CONSUMER DISCRETIONARY		24,861,011

CONSUMER STAPLES - 13.5%
Beverages - 3.2%
Anheuser-Busch InBev SA/NV, ADR	41,180	3,606,133
Coca-Cola Co.	150,900	6,970,071
PepsiCo Inc.	33,170	3,708,406

Total Beverages		14,284,610

Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	20,160	4,735,181
Sysco Corp.	46,550	3,409,787
Walmart Inc.	71,230	6,689,209

Total Food & Staples Retailing		14,834,177

Food Products - 5.0%
McCormick & Co. Inc., Non Voting Shares	46,390	6,111,883
Mondelez International Inc., Class A Shares	159,470	6,850,831
Nestle SA, ADR	112,560	9,364,992

Total Food Products		22,327,706

Household Products - 2.0%
Procter & Gamble Co.	110,000	9,155,300

TOTAL CONSUMER STAPLES		60,601,793

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
ENERGY - 6.8%
Energy Equipment & Services - 1.3%
Schlumberger Ltd.	98,150	$5,979,298

Oil, Gas & Consumable Fuels - 5.5%
Enbridge Inc.	262,559	8,478,030
Exxon Mobil Corp.	62,400	5,305,248
Kinder Morgan Inc.	275,000	4,875,750
Williams Cos. Inc.	217,600	5,916,544

Total Oil, Gas & Consumable Fuels		24,575,572

TOTAL ENERGY		30,554,870

FINANCIALS - 19.9%
Banks - 7.4%
Bank of America Corp.	230,000	6,775,800
JPMorgan Chase & Co.	90,160	10,173,654
PNC Financial Services Group Inc.	48,240	6,569,806
US Bancorp	108,000	5,703,480
Wells Fargo & Co.	74,580	3,919,925

Total Banks		33,142,665

Capital Markets - 5.6%
Bank of New York Mellon Corp.	150,820	7,690,312
BlackRock Inc.	11,000	5,184,630
Blackstone Group LP	315,940	12,030,995

Total Capital Markets		24,905,937

Diversified Financial Services - 3.5%
Berkshire Hathaway Inc., Class B Shares	73,320	15,698,545	*

Insurance - 3.4%
Brighthouse Financial Inc.	12,737	563,485	*
MetLife Inc.	168,226	7,859,519
Travelers Cos. Inc.	52,830	6,852,579

Total Insurance		15,275,583

TOTAL FINANCIALS		89,022,730

HEALTH CARE - 8.1%
Health Care Providers & Services - 1.3%
UnitedHealth Group Inc.	22,640	6,023,145

Pharmaceuticals - 6.8%
Johnson & Johnson	80,060	11,061,891
Merck & Co. Inc.	139,630	9,905,352
Pfizer Inc.	126,030	5,554,142
Zoetis Inc.	43,170	3,952,645

Total Pharmaceuticals		30,474,030

TOTAL HEALTH CARE		36,497,175

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.7%
Raytheon Co.	36,058	$7,451,746

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	66,710	7,788,393

Commercial Services & Supplies - 1.7%
Waste Management Inc.	85,230	7,701,383

Industrial Conglomerates - 2.0%
3M Co.	42,070	8,864,570

Road & Rail - 2.5%
Union Pacific Corp.	68,780	11,199,447

TOTAL INDUSTRIALS		43,005,539

INFORMATION TECHNOLOGY - 13.1%
IT Services - 3.5%
Mastercard Inc., Class A Shares	38,080	8,476,989
Visa Inc., Class A Shares	47,150	7,076,743

Total IT Services		15,553,732

Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	50,000	2,364,500
Texas Instruments Inc.	105,070	11,272,960

Total Semiconductors & Semiconductor Equipment		13,637,460

Software - 3.7%
Microsoft Corp.	145,070	16,591,656

Technology Hardware, Storage & Peripherals - 2.9%
Apple Inc.	56,579	12,772,144

TOTAL INFORMATION TECHNOLOGY		58,554,992

MATERIALS - 6.9%
Chemicals - 5.8%
DowDuPont Inc.	115,194	7,408,126
Ecolab Inc.	37,450	5,871,411
PPG Industries Inc.	62,450	6,815,169
Praxair Inc.	37,280	5,992,014

Total Chemicals		26,086,720

Containers & Packaging - 1.1%
International Paper Co.	98,900	4,860,935

TOTAL MATERIALS		30,947,655

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY		SHARES	VALUE
REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.		60,000	$8,718,000
Healthcare Trust of America Inc., Class A Shares		119,680	3,191,866
Weyerhaeuser Co.		140,860	4,545,552

TOTAL REAL ESTATE			16,455,418

UTILITIES - 4.6%
Electric Utilities - 1.2%
NextEra Energy Inc.		31,450	5,271,020

Independent Power and Renewable Electricity Producers - 0.8%
Brookfield Renewable Partners LP		38,900	1,176,336
Brookfield Renewable Partners LP		80,334	2,434,307

Total Independent Power and Renewable Electricity Producers			3,610,643

Multi-Utilities - 2.6%
Brookfield Infrastructure Partners LP		149,640	5,967,643
WEC Energy Group Inc.		85,670	5,719,330

Total Multi-Utilities			11,686,973

TOTAL UTILITIES			20,568,636

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $265,340,261)			443,411,149

	RATE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $4,777,559)	1.930%	4,777,559	4,777,559

TOTAL INVESTMENTS - 100.0% (Cost - $270,117,820)			448,188,708
Other Assets in Excess of Liabilities - 0.0%			182,962

TOTAL NET ASSETS - 100.0%			$448,371,670

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$443,411,149	—	—	$443,411,149
Short-Term Investments†	4,777,559	—	—	4,777,559

Total Investments	$448,188,708	—	—	$448,188,708

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: November 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: November 20, 2018